Exploration in operating units - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exploration in operating units
Disbursement of exploration in operating activities	$ 49,229	$ 80,796	$ 56,412